Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	198,767,500.41	17,656
Yield Supplement Overcollateralization Amount 11/30/18	3,748,915.44	0
Receivables Balance 11/30/18	202,516,415.85	17,656
Principal Payments	9,793,515.50	284
Defaulted Receivables	277,701.03	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	3,441,700.27	0
Pool Balance at 12/31/18	189,003,499.05	17,353

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	17.81%

Prepayment ABS Speed	1.04%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	5.67%
Weighted Average Remaining Term	29.75

Delinquent Receivables:
Past Due 31-60 days	5,157,718.44	334
Past Due 61-90 days	1,882,766.48	129
Past Due 91-120 days	209,592.33	14
Past Due 121+ days	0.00	0
Total	7,250,077.25	477

Total 31+ Delinquent as % Ending Pool Balance	3.84%

Recoveries	203,379.45

Aggregate Net Losses/(Gains) - December 2018	74,321.58

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.44%
Prior Net Losses Ratio	0.99%
Second Prior Net Losses Ratio	0.88%
Third Prior Net Losses Ratio	1.23%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.89%

Flow of Funds	$ Amount

Collections	10,670,689.73
Advances	2,656.48
Investment Earnings on Cash Accounts	52,384.12
Servicing Fee	(168,763.68)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,556,966.65

Distributions of Available Funds
(1) Class A Interest	244,168.56
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,764,001.36
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	510,885.06
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	10,556,966.65

Servicing Fee	168,763.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 12/17/18	188,443,400.84
Principal Paid	9,764,001.36
Note Balance @ 01/15/19	178,679,399.48

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2a
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2b
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-3
Note Balance @ 12/17/18	42,283,400.84
Principal Paid	9,764,001.36
Note Balance @ 01/15/19	32,519,399.48
Note Factor @ 01/15/19	13.8971793%

Class A-4
Note Balance @ 12/17/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	125,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	21,160,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	282,080.23
Total Principal Paid	9,764,001.36
Total Paid	10,046,081.59

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.45513%
Coupon	2.85513%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	52,501.89
Principal Paid	9,764,001.36
Total Paid to A-3 Holders	9,816,503.25

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2795198
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.6753749
Total Distribution Amount	9.9548947

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2243671
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.7265015
Total A-3 Distribution Amount	41.9508686

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/18	58,724.02
Balance as of 12/31/18	61,380.50
Change	2,656.48

Reserve Account
Balance as of 12/17/18	17,081,024.89
Investment Earnings	31,892.74
Investment Earnings Paid	(31,892.74)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89